UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arrow Capital Management, LLC

Address:  499 Park Avenue
          New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alex von Furstenberg
Title:    Managing Member and Chief Investment Officer
Phone:    (212) 243-7338

Signature, Place and Date of Signing:


/s/ Alex von Furstenberg            New York, NY          February 13, 2009
-------------------------      ---------------------    ----------------------
    [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         38

Form 13F Information Table Value Total:         $383,241
                                                (in thousands)

List of Other Included Managers:

No.  Form 13F File Number          Name

(1)  028-12362                     Arrow Partners LP

(2)  028-                          Arrow Offshore, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COL 7        COLUMN 8

                                                          VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF I SSUER               TITLE OF CLASS   CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION   MNGRS  SOLE       SHARED   NONE
--------- -----               --------------   -----      -------   ------- --- ----   ----------   -----  ----       ------   ----
BURLINGTON NORTHN SANTA FE C  COM             12189T104   3,861      51,000 SH         SOLE         NONE    51,000
CITIGROUP INC                 COM             172967101     336      50,000     CALL   SHARED          1               50,000
CITIGROUP INC                 COM             172967101      67      10,000     CALL   SHARED          2               10,000
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207     166       2,550 SH         SOLE         NONE     2,550
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207   5,734      88,215 SH         SHARED          1               88,215
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207   3,233      49,733 SH         SHARED          2               49,733
GOLDMAN SACHS GROUP INC       COM             38141G104     928      11,000     PUT    SHARED          1               11,000
GOLDMAN SACHS GROUP INC       COM             38141G104     760       9,000     PUT    SHARED          2                9,000
INTERVAL LEISURE GROUP INC    COM             46113M108     891     165,281 SH         SOLE         NONE   165,281
INTERVAL LEISURE GROUP INC    COM             46113M108   4,598     853,049 SH         SHARED          1              853,049
INTERVAL LEISURE GROUP INC    COM             46113M108   2,943     545,965 SH         SHARED          2              545,965
ISHARES INC                   MSCI SINGAPORE  464286673   4,614     654,400 SH         SHARED          1              654,400
ISHARES INC                   MSCI SINGAPORE  464286673   1,904     270,000 SH         SHARED          2              270,000
JOHNSON & JOHNSON             COM             478160104   8,346     139,500     CALL   SOLE         NONE   100,000
JOHNSON & JOHNSON             COM             478160104  34,887     583,100     CALL   SHARED          1              583,100
JOHNSON & JOHNSON             COM             478160104  20,420     341,300     CALL   SHARED          2              341,300
MASTERCARD INC                CL A            57636Q104  46,998     328,821 SH         SOLE         NONE   328,821
MASTERCARD INC                CL A            57636Q104  44,720     312,880 SH         SHARED          1              312,880
MASTERCARD INC                CL A            57636Q104  28,961     202,626 SH         SHARED          2              202,626
MCGRAW HILL COS INC           COM             580645109   2,319     100,000 SH         SOLE         NONE   100,000
MCGRAW HILL COS INC           COM             580645109   9,232     398,096 SH         SHARED          1              398,096
MCGRAW HILL COS INC           COM             580645109   5,935     255,921 SH         SHARED          2              255,921
PHILIP MORRIS INTL INC        COM             718172109  16,316     375,000 SH         SOLE         NONE   375,000
PHILIP MORRIS INTL INC        COM             718172109  29,116     669,185 SH         SHARED          1              669,185
PHILIP MORRIS INTL INC        COM             718172109  18,431     423,607 SH         SHARED          2              423,607
PHILIP MORRIS INTL INC        COM             718172109  13,053     300,000     CALL   SOLE         NONE   300,000
PHILIP MORRIS INTL INC        COM             718172109  10,351     237,900     CALL   SHARED          1              237,900
PHILIP MORRIS INTL INC        COM             718172109   5,748     132,100     CALL   SHARED          2              132,100
RIVIERA HLDGS CORP            COM             769627100     165      55,100 SH         SHARED          1               55,100
RIVIERA HLDGS CORP            COM             769627100     104      34,547 SH         SHARED          2               34,547
UNION PAC CORP                COM             907818108   3,824      80,000 SH         SHARED          1               80,000
UNION PAC CORP                COM             907818108   2,425      50,723 SH         SHARED          2               50,723
VISA INC                      COM CL A        92826C839     866      16,517 SH         SOLE         NONE    16,517
VISA INC                      COM CL A        92826C839  27,946     532,807 SH         SHARED          1              532,807
VISA INC                      COM CL A        92826C839  18,553     353,726 SH         SHARED          2              353,726
STEWART W P & CO LTD          SHS             G84922114   1,404     678,286 SH         SOLE         NONE   678,286
STEWART W P & CO LTD          SHS             G84922114   1,761     850,605 SH         SHARED          1              850,605
STEWART W P & CO LTD          SHS             G84922114   1,327     641,201 SH         SHARED          2              641,201

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